Comprehensive Income	12 Months Ended
Dec. 31, 2011
Comprehensive Income.
Comprehensive Income

21. Comprehensive Income

In June 2011, the FASB issued guidance that updates principles related to the presentation of comprehensive income. The revised guidance requires companies to present the components of net income and other comprehensive income either as one continuous statement or as two consecutive statements and eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholder’s equity. The Company retrospectively applied this guidance for all periods presented within this Form 8-k, with no material impact on its consolidated financial statements.